Note 2 - Going Concern (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Retained Earnings (Accumulated Deficit)	$ 91,891,615		$ 91,891,615		$ 88,184,123	$ 82,210,043
Cash and Cash Equivalents, at Carrying Value	625,450	$ 4,687,222	625,450	$ 4,687,222	3,547,071	182,315	$ 70,325
Net Cash Provided by (Used in) Operating Activities			3,007,790	5,542,192	6,678,369	3,924,204
Net Income (Loss) Attributable to Parent	$ 1,026,844	$ 1,492,905	$ 3,707,492	$ 5,750,509	$ 5,974,080	$ 11,299,721